Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities
Net Income (loss)	$ 212,414	$ (348,854)
Adjustment to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	30,746	47,440
Non cash debt discount movements	33,262
Stock issued for services	50,000	56,906
Other foreign currency movements	(979)	10,803
Non cash movement in deposits	8,217
Amortization of beneficial conversion feature		12,709
Changes in operating assets and liabilities
Accounts receivable	(53,827)	88,050
Prepaid expenses	(85,813)	12,184
Accounts payable and accrued liabilities	(292,787)	(269,867)
Taxes payable	231,588	(12,093)
Deferred revenue	(1,882)	17,719
Net cash (used in) provided by operating activities	130,939	(385,003)
Investing activities
Purchase of fixed assets	(1,053)	(13,406)
Investment in deposits	(207,158)
Net cash used in Investing activities	(208,211)	(13,406)
Financing activities
Increase in bank overdraft	15,834	10,282
Repayment of loan payable	(3,443)	(5,358)
Proceeds from short-term notes	283,386
Repayment of short-term notes	(107,639)	(34,350)
Proceeds from related party notes	153,273	9,488
Net cash provided by (used in) financing activities	341,411	(19,938)
Effect of exchange rate on cash	(215,276)	330,887
Net change in cash	48,863	(87,460)
Beginning cash balance	174	88,152
Ending cash balance	49,037	692
Supplemental cash flow information
Cash paid for interest	7,548	7,511
Cash paid for income taxes
Non-cash Investing and Financing activities
Common stock issued on conversion of convertible notes		$ 8,117